Financial Statement Components	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Components	Financial Statement Components
Cash and Cash Equivalents
Cash and cash equivalents consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Cash	$21,440	$10,652
Money market funds	19,035	64,971
U.S. Treasury	—	24,999
Commercial paper	166,255	108,322
Total cash and cash equivalents	$206,730	$208,944
Inventories, net
Inventories consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Raw materials	$1,805	$625
Work-in-process	520	52
Finished goods	958	2,936
Total inventories, net	$3,283	$3,613
The Company’s inventory write-down for the three months ended March 31, 2021 and 2020 were $0.3 million and $0.2 million, respectively.
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Prepaid expenses	$8,012	$1,073
Contract assets	1,221	—
Advance payments to vendors	196	961
Prepaid rent and other	—	503
Other receivables	942	2,260
Total prepaid expenses and other current assets	$10,371	$4,797
Property and Equipment
Property and equipment consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Computer hardware and software	$2,559	$2,450
Demonstration fleet and demonstration units	1,669	1,821
Machinery and equipment	6,596	5,940
Furniture and fixtures	293	293
Vehicles	856	835
Leasehold improvements	960	791
Construction in progress	1,841	1,410
Total property and equipment	14,774	13,540
Accumulated depreciation and amortization	(6,408)	(5,851)
Total property and equipment, net	$8,366	$7,689
Depreciation and amortization associated with property and equipment was $0.7 million and $0.6 million for the three months ended March 31, 2021 and 2020, respectively.
Property and equipment capitalized under finance lease (capital lease prior to adoption of ASC 842) consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Computer hardware and software	$88	$88
Machinery and equipment	838	838
Total property and equipment, gross	926	926
Less: accumulated depreciation	(261)	(219)
Total property and equipment, net	$665	$707
Other Non-Current Assets
Other non-current assets consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Security deposits	$1,072	$1,106
Other non-current assets	1,397	45
Total other non-current assets	$2,469	$1,151
Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Accrued expenses	$3,654	$3,998
Warranty liabilities	283	259
Contract liabilities	654	2,284
Accrued compensation and benefits	3,595	3,071
Contract losses	452	558
Finance lease (capital lease prior to adoption of ASC 842) liabilities, current	281	282
Total accrued and other current liabilities	$8,919	$10,452
Other Non-Current Liabilities
Other non-current liabilities consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Deferred rent	$—	$826
Finance lease (capital lease prior to adoption of ASC 842) liabilities, non-current	263	331
Other non-current liabilities	973	161
Total other non-current liabilities	$1,236	$1,318
Financial Statement Components
Cash and Cash Equivalents
Cash and cash equivalents consisted of the following (in thousands):

	December 31,
	2020	2019
Cash	$10,652	$5,676
Money market funds	64,971	2,260
U.S. Treasury	24,999	—
U.S. agency securities	—	1,398
Commercial paper	108,322	16,971
Corporate bonds	—	775
Total cash and cash equivalents	$208,944	$27,080
Inventories
Inventories consisted of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$625	$1,998
Work-in-process	52	1,376
Finished goods	2,936	628
Total inventories, net	$3,613	$4,002
The Company recorded inventory write-downs of $4.4 million and $1.4 million during the years ended December 31, 2020 and 2019, respectively.
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2020	2019
Prepaid expenses	$1,073	$817
Advance payments to vendors	961	666
Prepaid rent and other	503	12
Other receivables	2,260	329
Total prepaid expenses and other current assets	$4,797	$1,824
Property and Equipment
Property and equipment consisted of the following (in thousands):

	December 31,
	2020	2019
Computer hardware and software	$2,450	$2,992
Demonstration fleet and demonstration units	1,821	1,603
Machinery and equipment	5,940	5,321
Furniture and fixtures	293	325
Vehicles	835	902
Leasehold improvements	791	821
Construction in progress	1,410	465
Total property and equipment	13,540	12,429
Accumulated depreciation and amortization	(5,851)	(4,562)
Total property and equipment, net	$7,689	$7,867
Depreciation and amortization associated with property and equipment was $2.5 million and $2.3 million for the years ended December 31, 2020 and 2019, respectively.
Property and equipment capitalized under capital lease obligations consisted of the following (in thousands):

	December 31,
	2020	2019
Computer hardware and software	$88	$88
Machinery and equipment	838	491
Total property and equipment capitalized under capital lease obligations	926	579
Less: accumulated depreciation and amortization	(219)	(71)
Total	$707	$508
Goodwill
The carrying amount of goodwill allocated to the Company’s reportable segments was as follows (in thousands):

	Autonomy Solutions	Other Component Sales	Total
As of December 31, 2020	$687	$14	$701
As of December 31, 2019	$687	$14	$701
Other Non-Current Assets
Other non-current assets consisted of the following (in thousands):

	December 31,
	2020	2019
Security deposits	$1,106	$1,793
Other non-current assets	45	36
Total other non-current assets	$1,151	$1,829
Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued expenses	$3,998	$2,049
Warranty liabilities	259	267
Contract liabilities	2,284	225
Accrued compensation and benefits	3,071	823
Contract losses	558	—
Capital lease liabilities and other, current	282	162
Total accrued and other current liabilities	$10,452	$3,526
Other Non-Current Liabilities
Other non-current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Deferred rent	$826	$1,106
Capital lease liabilities, non-current	492	295
Total other non-current liabilities	$1,318	$1,401